Material Accounting Policies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Material Accounting Policies [Abstract]
Percentage of effective rate	10.00%
Average rate of hedging instrument	100.00%
Leases term	12 months
Leases of assets (in Dollars)	$ 5
Percentage of legal reserve	20.00%